Financial Instruments and Related Disclosures - Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of detailed information about hedged items [line items]
Notional value	750,000,000
Foreign Exchange Contracts [member] | Cash Flow Hedges [member]
Disclosure of detailed information about hedged items [line items]
Notional value		1,746,000,000
Fair value		£ 7.0
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | EURO [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	24,000,000
Fair value	£ 0.1
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Buy Foreign Currency 3 to 6 months [member] | EURO [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.12	1.14
Foreign currency	EUR	EUR
Notional value	24,000,000	47,000,000
Fair value	£ 0.1	£ (1.0)
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Buy Foreign Currency over 6 months [member] | EURO [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate		1.15
Foreign currency		EUR
Notional value		23,000,000
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Sell Foreign Currency Less than 3 months [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate		93.85
Fair value		£ 5.0
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Sell Foreign Currency Less than 3 months [member] | INR And GBP [Member]
Disclosure of detailed information about hedged items [line items]
Foreign currency		INR/GBP
Notional value		999,000,000
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Sell Foreign Currency Less than 3 months [member] | INR And SGD [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate		52.82
Foreign currency		INR/SGD
Notional value		677,000,000
Fair value		£ 3.0
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Variability in cash flows from a highly probable forecast transaction [member]
Disclosure of detailed information about hedged items [line items]
Change in value for calculating hedge ineffectiveness		(7.0)
Balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges		(42.0)
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued [member]
Disclosure of detailed information about hedged items [line items]
Change in value for calculating hedge ineffectiveness		(1.0)
Balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges		£ 1.0
Foreign Exchange Contracts [member] | Net Investment Hedges [member]
Disclosure of detailed information about hedged items [line items]
Notional value	18,859	17,928,000,000
Fair value	£ (7,604.0)	£ (8,622.0)
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	9,663,000,000	8,250,000,000
Fair value	£ 60.0	£ 2.0
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member] | EURO [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.10	1.18
Foreign currency	EUR	EUR
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member] | Japanese Yen [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	139.41	142.26
Foreign currency	JPY	JPY
Notional value	143,000,000	416,000,000
Fair value	£ 4.0	£ 3.0
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member] | SGD [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.79	1.77
Foreign currency	SGD	SGD
Notional value	1,387,000,000	471,000,000
Fair value	£ 13.0	£ 3.0
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member] | INR [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate		92.23
Foreign currency		INR
Notional value		239,000,000
Fair value		£ 6.0
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency 3 to 6 months [member]
Disclosure of detailed information about hedged items [line items]
Foreign currency	0	0
Notional value	549,000,000	638,000,000
Fair value	£ (550.0)	£ (638.0)
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency over 6 months [member]
Disclosure of detailed information about hedged items [line items]
Foreign currency	0	0
Notional value	7,117,000,000	7,914,000,000
Fair value	£ (7,131.0)	£ (7,998.0)
Foreign Exchange Contracts [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Change in value for calculating hedge ineffectiveness	903.0	(987.0)
Balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	£ (1,983.0)	£ (1,080.0)